Description of Business (Details)				12 Months Ended
	Nov. 15, 2012	Jul. 10, 2008 CNY (¥)	Jul. 09, 2008 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Mar. 31, 2010	Dec. 31, 2008
Description of business
Payments for facility improvements				$ 517,861	¥ 3,592,397	¥ 22,453,760	¥ 74,569,901
Income before income taxes				12,245,632	84,947,944	171,806,198	105,614,198
Operating segments
Description of business
Income before income taxes					84,947,944	171,806,198	105,614,198
Foam insulation | Operating segments
Description of business
Income before income taxes				$ (116,886)	¥ 810,840	¥ (6,891,333)	¥ 1,383,439
Income before income tax expenses (as a percentage)				1.00%	1.00%	(4.00%)	1.00%
New Borun | Golden Direction
Description of business
Percentage of voting interests acquired								100.00%
New Borun | China High
Description of business
Percentage of voting interests acquired								25.76%
Golden Direction | China High
Description of business
Percentage of voting capital stock held								74.24%
China High | Shandong Borun
Description of business
Percentage of direct control	100.00%
China High | Shandong Borun
Description of business
Percentage of voting interests acquired									100.00%
Shandong Borun | Daqing Borun
Description of business
Total purchase price			¥ 139,000,000
Payments for facility improvements		¥ 110,000,000
Shandong Borun | Daqing Borun | Minimum
Description of business
Idle period prior to acquisition			1 year